Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 297,963,000
Previously Paid Amount	0
Total Fee Amount	41,148.69
Total Offset Amount	$ 0
Narrative Disclosure

(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $297,963,000.

Net Fee	$ 41,148.69
Narrative - Max Aggregate Offering Price	$ 297,963,000
Final Prospectus	true